ACQUISITION OF S AND S BEVERAGE, INC. (Details 1)	Mar. 31, 2021 USD ($)
Asset Acquisition [Abstract]
Accounts receivable	$ 33,717
Website Development (Ooh La Lemin)	12,201
Goodwill	1,275,938
Total Assets	1,321,856
Accounts payable and accrued liabilities	956
Loan on Acquisition	650,000
Due to merger payments	400,000
Common stock, $.00001 par value, 9,000,000 shares issued	90
Additional paid-in capital	270,810
Total liabilities and stockholders' deficit	$ 1,321,856